Stockholders’ (Deficiency)/Equity	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Equity [Abstract]
Stockholders’ (Deficiency)/Equity:

Note 7 – Stockholders’ Deficiency:

Common Stock

During the nine months ended April 30, 2015, the Company issued or committed to issue 3,470,513 shares of common stock to various consultants for services rendered in the amount of $94,312.

During the nine months ended April 30, 2015, the Company issued 12,891,668 shares of common stock in conjunction with the conversion of 387 shares of the Series F 9% Convertible Preferred Stock and 5,187,021 shares of common stock as “make-whole” dividend payments on the Series F 9% Convertible Preferred Stock.

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During the nine months ended April 30, 2015, the Company received proceeds of $6,416 from exercises of options at $0.001 per share.  The Company issued 6,416,316 shares of common stock as a result of these exercises.

The stockholders’ deficiency transactions for the nine months ended April 30, 2015, including the transactions described above are summarized below:

	Common Stock
	Shares	Amount	Additional Paid-In Capital	Stockholders' Deficiency

Balance at August 1, 2014	778,512,092	$778,512	$362,307,678	$(6,090,058)
Issuance of common stock on conversion of convertible preferred stock	12,891,668	12,892	(12,892)	—
Issuance of common stock as make-whole payments on convertible preferred stock	5,187,021	5,187	99,235	104,423
Issuance of common stock for services	3,470,513	3,471	90,841	94,311
Exercise of stock options	6,416,316	6,416	—	6,416
Balance at April 30, 2015	806,477,610	$806,477	$362,484,862

Other changes to Stockholders' Deficiency
Net loss for six months ended April 30, 2015				1,858,450
Currency translation adjustment				21,862
Stockholders' Deficiency at April 30, 2015				$(7,721,676)

Warrants

There are 239,788,852 warrants outstanding as of April 30, 2015. During the nine months ended April 30, 2015, 17,542,402 warrants, which had an average exercise price of $0.84 per warrant, expired. There were no warrants issued, or exercised for the nine months ended April 30, 2015. The outstanding warrants at April 30, 2015 have a weighted average exercise price of $0.03 per share and have a weighted average remaining life of 2.56 years.

As of April 30, 2015, the Company has 239,788,852 warrants with a current exercise price of $0.03 which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. There are a limited number of permitted types of stock and equity instrument issuances for each series of warrants which will not invoke the price protection provisions of these warrants.

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 8 - Derivative Liabilities below. As of April 30, 2015, there were a total of 239,788,852 warrants with an estimated fair value of $2,689,240, which are identified on the interim consolidated balance sheets under the caption “Derivative Warrant Liability”.

Series A, B, C and D 9% Convertible Preferred Stock

All of the Company’s Series A, B, C and D 9% Convertible Preferred Stock was converted prior to the beginning of the Company’s 2014 fiscal year.

Series E and F 9% Convertible Preferred Stock

The Company has authorized 2,450 shares of Series E 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated June 17, 2013, the Company sold an aggregate of 1,225 shares of Series E convertible preferred stock, as well as accompanying warrants to purchase 40,833,335 shares of common stocks. An aggregate of 40,833,335 shares of the Company’s common stock are issuable upon conversion of the Series E convertible preferred stock which was issued at the initial closing on June 17, 2013. Pursuant to a securities purchase agreement dated January 14, 2014, the Company sold an aggregate of 800 shares of Series E convertible preferred stock, as well as accompanying warrants to purchase 26,666,668 shares of common stocks. An aggregate of 26,666,668 shares of the Company’s common stock are issuable upon conversion of the Series E convertible preferred stock which was issued at the closing on January 15, 2014.

The Company has authorized 4,150 shares of Series F 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated March 27, 2014, the Company sold an aggregate of 2,075 shares of Series F convertible preferred stock, as well as accompanying warrants to purchase 69,166,667 shares of common stock. An aggregate of 69,166,667 shares of the Company’s common stock are issuable upon conversion of the Series F convertible preferred stock which was issued at the closing on March 27, 2014.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.03 per share, and will accrue a 9% dividend until the third year anniversary of the issuances. On each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on June 30, 2013 and June 30, 2014, respectively, and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the Series E and F convertible preferred stock is converted prior to June 17, 2016 and March 27, 2017, respectively, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning on the third anniversary date of the issuances, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then conversion price, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

In conjunction with the issuance of the Series E convertible preferred stock in June 2013 and January 2014 and the issuance of the Series F convertible preferred stock in March 2014, the Company also issued 40,833,335, 26,666,668 and 69,166,667 warrants, respectively to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their respective dates of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.03 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then exercise price, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in Note 8 – Derivative Liabilities.

In addition, until the first anniversary date of the June 2013 and March 2014 securities purchase agreements, each investor could, in its sole determination, elect to purchase, severally and not jointly with the other investors, in one or more purchases, in the ratio of such investor's original subscription amount to the original aggregate subscription amount of all investors, additional units consisting of convertible preferred stock and warrants at a purchase price of $1,000 per unit with an aggregate subscription amount thereof of up to $1,225,000 and $2,075,000, respectively, which units would have terms identical to the units of convertible preferred stock and warrants issued in connection with the June 2013 and March 2014 closings. These additional investment rights of the investors were classified as derivative liabilities and are described further in Note 8 – Derivative Liabilities. On January 15, 2014, certain investors exercised 800 of the 1,225 shares of convertible preferred stock and related warrants available under the additional investment

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rights. The remaining June 2013 additional investment rights expired on June 17, 2014. The March 2014 additional investment rights expired on March 27, 2015 and none were exercised prior to the expiry date.

As of April 30, 2015, 2,000 of the 2,025 originally issued shares of Series E convertible preferred stock had been converted to common stock. There were 66,666,666 shares of common stock issued upon the conversion of the Series E convertible preferred stock and 18,585,193 shares of common stock issued as “make-whole payments” on such conversions. As of April 30, 2015, 1,237 of the 2,075 originally issued shares of Series F convertible preferred stock had been converted to common stock. There were 41,224,999 shares of common stock issued upon the conversion of the Series F convertible preferred stock and 13,048,644 shares of common stock issued as “make-whole payments” on such conversions.

Accounting for proceeds from the Series E convertible preferred stock financing

The initial net cash proceeds from the Series E convertible preferred stock financing in January 2014 were $750,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing and then to the make whole payments and subsequent issuance costs. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statement of operations for the fiscal year ended July 31, 2014 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 8 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$750,000
Derivative warrant liability fair value	(942,279)
Other issuance costs (finders’ fee)	(64,000)
Make whole payments liability	(216,000)
Deemed dividend	$(472,279)

The initial “make-whole payments” of $216,000 on the Series E convertible preferred stock were accrued as of the date of the financing and the remaining balance of $6,750 (after conversions) is included in Accounts Payable and Accrued Expenses (see Note 4) at April 30, 2015.

Accounting for proceeds from the Series F convertible preferred stock financing

The initial net cash proceeds from the Series F convertible preferred stock financing in March 2014 were $2,020,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing, second to the additional investment rights associated with the financing and then to the make whole payments and subsequent issuance costs. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and was reported on the Company’s consolidated statement of operations for the fiscal year ended July 31, 2014 under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 8 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,020,000
Derivative warrant liability fair value	(2,016,064)
Derivative additional investment rights fair value	(863,735)
Other issuance costs (finders’ fee)	(166,000)
Make whole payments liability	(560,250)
Deemed dividend	$(1,586,050)

The initial “make-whole payments” of $560,250 on the Series F convertible preferred stock were accrued as of the date of the financing and the remaining balance of $233,078 (after conversions) is included in Accounts Payable and Accrued Expenses (see Note 4) at April 30, 2015.

Note 11 - Stockholders’ (Deficiency)/Equity:

Warrants

As of July 31, 2014, the Company has the following warrants to purchase common stock outstanding:

Number of Shares to be Purchased	Warrant Exercise Price per Share		Warrant Expiration Date

8,470,661	$0.76		December 15, 2014
3,413,928	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
5,157,813	$1.00		March 15, 2015
64,516,758	$0.03		March 31, 2016*
27,272,720	$0.03		September 30, 2016*
5,675,227	$0.03		February 1, 2017*
4,999,999	$0.03		August 10, 2017*
8,324,144	$0.03		December 12, 2017*
34,166,669	$0.03		June 17, 2018*
25,666,668	$0.03		January 15, 2019*
69,166,667	$0.03		March 27, 2019*
257,331,254

* Subject to price protection provisions as described below.

The outstanding warrants at July 31, 2014 have a weighted average exercise price of $0.085 per share and have a weighted average remaining life of 3.1 years.

As of July 31, 2014, the Company has 239,788,852 warrants with a current exercise price of $0.03 which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. There are a limited number of permitted types of stock and equity instrument issuances for each series of warrants which will not invoke the price protection provisions of these warrants.

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 10 - Derivative Liabilities above. As of July 31, 2014, there were a total of 239,788,852 warrants with an estimated fair value of $2,635,643, which are identified on the consolidated balance sheets under the caption “Derivative Warrant Liability”.

Preferred Stock

The Company has authorized 1,000,000 shares of preferred stock with a par value of one-tenth of a cent ($.001) per share. The preferred stock may be issued in various series and shall have preference as to dividends and to liquidation of the Company. The Company’s Board of Directors is authorized to establish the specific rights, preferences, voting privileges and restrictions of such preferred stock, or any series thereof. At July 31, 2014, 25 shares of the Company’s non-voting Series E 9% Convertible Preferred Stock and 1,225 shares of the Company’s non-voting Series F 9% Convertible Preferred Stock were issued and outstanding. At July 31, 2013, 930 shares of the Company’s non-voting Series E 9% Convertible Preferred Stock were issued and outstanding. See Note 9 - Series A, B, C, D, E and F 9% Convertible Preferred Stock above.

Equity Instruments Issued for Services Rendered

During the years ended July 31, 2014, 2013 and 2012, the Company issued stock options, warrants and shares of common stock in exchange for services rendered to the Company. The fair value of each stock option and warrant was valued using the Black Scholes pricing model which takes into account as of the grant date the exercise price and expected life of the stock option or warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk free interest rate for the term of the stock option or warrant. Shares of common stock are valued at the quoted market price on the date of grant. The fair value of each grant was charged to the related expense in the consolidated statement of operations for the services received (see Note 12).